UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

   X        Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2015		December 31, 2015
to

Date of Report (Date of earliest event reported)	February 12, 2016

Commission File Number of securitizer:	Not Applicable

Central Index Key Number of securitizer:	0001660492*

Charles E. Rhodes, (203) 229-5564
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

__ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _______________________

_________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________

Central Index Key Number of underwriter (if applicable): ____________

_______________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

* The Commission Index Number for General Electric Capital Corporation, the predecessor to GE Capital US Holdings, Inc., is 0000040554.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), GE Capital US Holdings, Inc. (successor in interest to General Electric Capital Corporation) has indicated by check mark that there is no activity to report for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 12, 2016

GE CAPITAL US HOLDINGS, INC.

(Securitizer)

By: /s/ Thomas A. Davidson_______

Name: Thomas A. Davidson

Title: Senior officer in charge of securitization